Taxes (Details) - Schedule of Financial Accounting Basis and Tax Basis of Assets and Liabilities - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Schedule of Financial Accounting Basis and Tax Basis of Assets and Liabilities [Abstract]
Net operating losses carryforward		$ 543	$ 609
Allowance for credit losses		880	913
Deferred income	[1]	262	267
Intangible assets	[2]	175	155
Operating lease liabilities		3,470	4,303
Deferred tax assets		5,330	6,247
Operating lease right-of-use assets		3,509	4,254
Property and equipment	[3]	47
Deferred tax liabilities		$ 3,556	$ 4,254

[1]	Deferred income represents the assets related government subsidies, which will amortize on a straight-line basis within the useful life of related assets. The tax basis is recognized when the Company received the subsidies.
[2]	Intangible assets represents the amortization temporary difference of licensed software. Management uses 10 years useful life as the tax basis, which is different from the 5 years useful life in accounting basis.
[3]	Property and equipment represents the amortized temporary difference between the tax basis and the accounting basis.